Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of inventories

	2025	2024
Consumables and reagent	$785	$2,470
Work in progress	1	45
Finished goods	6,246	4,051
	$7,032	$6,566